Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Current assets:
Cash	$ 46,754	283,033	$ 12,452	75,382	219,078	535,783	$ 32,218	195,038	$ 1,206	7,301	8,869	8,034
Amounts due from subsidiaries	1,696	10,265		1,200			63,913	386,909		411,919
Total current assets	214,748	1,300,010		853,133			96,131	581,947		419,220
Non-current assets:
Investment in subsidiaries							340,886	2,063,610		1,945,280
Total assets	676,209	4,093,557		3,665,220			437,017	2,645,557		2,364,500
Current liabilities:
Short-term bank borrowings							64,500	390,464		205,593
Accrued expenses and other liabilities	24,198	146,489		92,040			1,061	6,421		4,453
Amounts due to subsidiaries	531	3,217		5,910			20,926	126,679		122,868
Total current liabilities	194,040	1,174,659		859,533			86,487	523,564		332,914
Total liabilities	274,186	1,659,840		1,325,310			86,487	523,564		332,914
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2012 and 2013; outstanding shares-135,487,408 and 134,836,300 as of December 31, 2012 and 2013, respectively)	17	105		105			17	105		105
Treasury stock (6,866,124 and 7,517,232 as of December 31, 2012 and 2013, respectively)	(1)	(5)		(5)			(1)	(5)		(5)
Additional paid-in capital	416,330	2,520,338		2,517,496			416,330	2,520,338		2,517,496
Accumulated other comprehensive loss	(2,522)	(15,283)		(16,955)			(2,522)	(15,283)		(16,955)
Accumulated deficit	(63,294)	(383,162)		(469,055)			(63,294)	(383,162)		(469,055)
Total shareholders' equity	350,530	2,121,993		2,031,586			350,530	2,121,993		2,031,586
Total liabilities and shareholders' equity	$ 676,209	4,093,557		3,665,220			$ 437,017	2,645,557		2,364,500